Investments in associates and joint ventures (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments In Associates And Joint Ventures
Jointly Controlled by Banco Santander	R$ 1,053,127	R$ 628,040	R$ 590,219
Banco RCI Brasil S.A.	552,572	591,745	544,236
Estruturadora Brasileira de Projetos S.A. - EBP	746	1,257	1,273
Gestora de Inteligência de Crédito	61,590	13,522	28,680
Campo Grande Empreendimentos		255	255
Santander Auto S.A.	30,778	21,261	15,775
CIP S.A	407,441
Jointly Controlled by Santander Corretora de Seguros	674,443	593,002	504,766
Webmotors S.A.	386,437	359,092	316,597
Tecnologia Bancária S.A. - TECBAN	243,649	232,109	186,357
Hyundai Corretora de Seguros	1,254	1,260	1,044
PSA Corretora de Seguros e Serviços Ltda.	540	541	768
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A	42,563
Jointly Controlled by Aymoré CFI		11,604
Solution 4 Fleet.		11,604
Total	R$ 1,727,570	R$ 1,232,646	R$ 1,094,985